                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6-30-09

Check here if Amendment [ ]; Amendment Number: ________
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    St. Denis J. Villere & Co., LLC
Address: 601 Poydras Street, Suite 1808
         New Orleans, LA 70130

13F File Number: 28-774

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  George V. Young
Title: LLC Member
Phone: (504) 525-0808

Signature, Place, and Date of Signing:


       /s/ George V. Young               New Orleans, LA             8/5/09
--------------------------------   --------------------------   ----------------
           [Signature]                     [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number   Name

28-
   ------------   --------------------------------------------
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:           81

Form 13F Information Table Value Total:     $581,028
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    13F File Number   Name

       28-
 ---      ------------   -----------------------------
[Repeat as necessary.]

                          St. Denis J. Villere Co., LLC
                                       13F
                                  June 30, 2009

         COLUMN 1               COLUMN 2     COLUMN 3         COLUMN 4           COLUMN 5     COLUMN 6  COLUMN 7      Column 8
---------------------------- ------------- ----------- --------------------- --------------- ---------- -------- -------------------
                                                                                                                   VOTING AUTHORITY
                                TITLE OF                 VALUE   SHRS OR PRN                 INVESTMENT  OTHER   -------------------
        NAME OF ISSUER           CLASS        CUSIP    (X 1,000)     AMT     SH/PRN PUT/CALL DISCRETION MANAGERS SOLE   SHARED  NONE
---------------------------- ------------- ----------- --------- ----------- ------ -------- ---------- -------- ---- --------- ----
LUMINEX CORP DEL             COM           55027E 10 2   63,786    3,440,477   Sh            OTHER                    3,440,477
EPIQ SYS INC                 COM           26882D 10 9   34,258    2,227,419   Sh            OTHER                    2,227,419
EURONET WORLDWIDE INC        COM           298736 10 9   32,648    1,683,740   Sh            OTHER                    1,683,740
AMERICAN VANGUARD CORP       COM           030371 10 8   27,885    2,467,680   Sh            OTHER                    2,467,680
GULF ISLAND FABRICATION INC  COM           402307 10 2   25,307    1,598,688   Sh            OTHER                    1,598,688
QUEST DIAGNOSTICS INC        COM           74834L 10 0   24,485      433,900   Sh            OTHER                      433,900
PHI INC                      COM NON VTG   69336T 20 5   24,146    1,408,734   Sh            OTHER                    1,408,734
O REILLY AUTOMOTIVE INC      COM           686091 10 9   22,414      588,600   Sh            OTHER                      588,600
3-D SYS CORP DEL             COM           88554D 20 5   22,285    3,090,904   Sh            OTHER                    3,090,904
VARIAN MEDICAL SYS INC       COM           92220P 10 5   18,956      539,450   Sh            OTHER                      539,450
ABBOTT LABS                  COM           002824 10 0   18,933      402,480   Sh            OTHER                      402,480
AAR CORP                     COM           000361 10 5   17,760    1,106,525   Sh            OTHER                    1,106,525
MCDONALDS CORP               COM           580135 10 1   16,776      291,800   Sh            OTHER                      291,800
SMUCKER J M CO               COM NEW       832696 40 5   16,536      339,825   Sh            OTHER                      339,825
PIONEER NAT RES CO           COM           723787 10 7   16,529      648,200   Sh            OTHER                      648,200
WELLS FARGO & CO NEW         COM           949746 10 1   11,267      464,442   Sh            OTHER                      464,442
BALDOR ELEC CO               COM           057741 10 0   11,218      471,545   Sh            OTHER                      471,545
BANK OF AMERICA CORPORATION  COM           060505 10 4   11,139      843,882   Sh            OTHER                      843,882
CARTER INC                   COM           146229 10 9   10,307      418,800   Sh            OTHER                      418,800
SOUTHWESTERN ENERGY CO       COM           845467 10 9    8,192      210,850   Sh            OTHER                      210,850
ION GEOPHYSICAL CORP         COM           462044 10 8    8,130    3,163,600   Sh            OTHER                    3,163,600
NIC INC                      COM           62914B 10 0    7,483    1,105,250   Sh            OTHER                    1,105,250
COLLECTIVE BRANDS INC        COM           19421W 10 0    7,245      497,243   Sh            OTHER                      497,243
HANCOCK HLDG CO              COM           410120 10 9    6,576      202,396   Sh            OTHER                      202,396
HENRY JACK & ASSOC INC       COM           426281 10 1    6,163      297,000   Sh            OTHER                      297,000
GOLDMAN SACHS GROUP INC      COM           38141G 10 4    5,662       38,400   Sh            OTHER                       38,400
TIDEWATER INC                COM           886423 10 2    5,264      122,800   Sh            OTHER                      122,800
EXXON MOBIL CORP             COM           30231G 10 2    5,260       75,233   Sh            OTHER                       75,233
CERNER CORP                  COM           156782 10 4    5,126       82,286   Sh            OTHER                       82,286
FLOWERS FOODS INC            COM           343498 10 1    5,061      231,725   Sh            OTHER                      231,725
JPMORGAN CHASE & CO          COM           46625H 10 0    4,953      145,217   Sh            OTHER                      145,217
WESTAR ENERGY INC            COM           95709T 10 0    4,910      261,575   Sh            OTHER                      261,575
JOHNSON & JOHNSON            COM           478160 10 4    4,769       83,970   Sh            OTHER                       83,970
ZOLTEK COS INC               COM           98975W 10 4    4,688      482,300   Sh            OTHER                      482,300
BLOCK H & R INC              COM           093671 10 5    4,683      271,800   Sh            OTHER                      271,800

                          St. Denis J. Villere Co., LLC
                                       13F
                                  June 30, 2009

PHI INC                      COM VTG       69336T 10 6    4,668      234,569   Sh            OTHER                      234,569
COCA COLA CO                 COM           191216 10 0    4,245       88,450   Sh            OTHER                       88,450
KANSAS CITY SOUTHERN         COM NEW       485170 30 2    4,208      261,200   Sh            OTHER                      261,200
SCHLUMBERGER LTD             COM           806857 10 8    3,892       71,920   Sh            OTHER                       71,920
MARCUS CORP                  COM           566330 10 6    2,935      279,000   Sh            OTHER                      279,000
BANK OF THE OZARKS INC       COM           063904 10 6    2,631      121,650   Sh            OTHER                      121,650
ANNALY CAP MGMT INC          COM           035710 40 9    2,564      169,350   Sh            OTHER                      169,350
POOL CORPORATION             COM           73278L 10 5    2,509      151,486   Sh            OTHER                      151,486
CISCO SYS INC                COM           17275R 10 2    2,340      125,476   Sh            OTHER                      125,476
CHEESECAKE FACTORY INC       COM           163072 10 1    2,169      125,400   Sh            OTHER                      125,400
CLECO CORP NEW               COM           12561W 10 5    2,047       91,300   Sh            OTHER                       91,300
MICROSOFT CORP               COM           594918 10 4    1,930       81,205   Sh            OTHER                       81,205
BIO RAD LABS INC             CL A          090572 20 7    1,902       25,200   Sh            OTHER                       25,200
PROCTER & GAMBLE CO          COM           742718 10 9    1,713       33,525   Sh            OTHER                       33,525
CABELAS INC                  COM           126804 30 1    1,700      138,200   Sh            OTHER                      138,200
SCOTTS MIRACLE GRO CO        CL A          810186 10 6    1,661       47,400   Sh            OTHER                       47,400
FEDEX CORP                   COM           31428X 10 6    1,435       25,800   Sh            OTHER                       25,800
DST SYS INC DEL              COM           233326 10 7    1,344       36,368   Sh            OTHER                       36,368
AT&T INC                     COM           00206R 10 2    1,245       50,132   Sh            OTHER                       50,132
US BANCORP DEL               COM NEW       902973 30 4    1,058       59,050   Sh            OTHER                       59,050
MARSH  & MCLENNAN COS INC    COM           571748 10 2      912       45,300   Sh            OTHER                       45,300
COLGATE PALMOLIVE CO         COM           194162 10 3      852       12,039   Sh            OTHER                       12,039
LEGGETT & PLATT INC          COM           524660 10 7      829       54,464   Sh            OTHER                       54,464
GRAINGER W W INC             COM           384802 10 4      819       10,000   Sh            OTHER                       10,000
SCHERING PLOUGH CORP         COM           806605 10 1      796       31,700   Sh            OTHER                       31,700
CHEVRON CORP NEW             COM           166764 10 0      686       10,362   Sh            OTHER                       10,362
PFIZER INC                   COM           717081 10 3      656       43,710   Sh            OTHER                       43,710
DISNEY WALT CO               COM DISNEY    254687 10 6      644       27,600   Sh            OTHER                       27,600
BP PLC                       SPONSORED ADR 055622 10 4      557       11,681   Sh            OTHER                       11,681
PEPSICO INC                  COM           713448 10 8      494        8,995   Sh            OTHER                        8,995
INTERNATIONAL BUSINESS MACHS COM           459200 10 1      481        4,605   Sh            OTHER                        4,605
CONOCOPHILLIPS               COM           20825C 10 4      370        8,799   Sh            OTHER                        8,799
TRAVELERS COMPANIES INC      COM           89417E 10 9      369        9,000   Sh            OTHER                        9,000
MERCK & CO INC               COM           589331 10 7      362       12,955   Sh            OTHER                       12,955
PNC FINL SVCS GROUP INC      COM           693475 10 5      349        9,000   Sh            OTHER                        9,000
BAXTER INTL INC              COM           071813 10 9      318        6,000   Sh            OTHER                        6,000
3M CO                        COM           88579Y 10 1      315        5,234   Sh            OTHER                        5,234
BRISTOL MYERS SQUIBB CO      COM           110122 10 8      305       15,000   Sh            OTHER                       15,000
ALLSTATE CORP                COM           020002 10 1      293       12,000   Sh            OTHER                       12,000

                          St. Denis J. Villere Co., LLC
                                       13F
                                  June 30, 2009

AFLAC INC                    COM           001055 10 2      291        9,350   Sh            OTHER                        9,350
MORGAN STANLEY               COM NEW       617446 44 8      287       10,082   Sh            OTHER                       10,082
WHITNEY HLDG CORP            COM           966612 10 3      243       26,537   Sh            OTHER                       26,537
HOME DEPOT INC               COM           437076 10 2      222        9,400   Sh            OTHER                        9,400
ROYAL DUTCH SHELL PLC        SPONS ADR A   780259 20 6      210        4,176   Sh            OTHER                        4,176
SHORE BANCSHARES INC         COM           825107 10 5      192       10,687   Sh            OTHER                       10,687
GENERAL ELECTRIC CO          COM           369604 10 3      180       15,400   Sh            OTHER                       15,400
                                                        581,028